LEASE LIABILITIES AND RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2021
LEASE LIABILITIES AND RIGHT OF USE ASSETS
LEASE LIABILITIES AND RIGHT OF USE ASSETS

NOTE 7 — LEASE LIABILITIES AND RIGHT OF USE ASSETS:

The Company has lease agreements that include leases of buildings and vehicles that are used for the purpose of carrying out the Company’s ongoing activities.

The lease agreements of the buildings are for a period of up to 5 years. While the lease agreements of the vehicles are up to 3 years.

The company leases the offices of its corporate headquarters located in Rehovot, Israel. The lease for this office expires in May 2023. The company also leases two offices in the UK: one office in Farnborough, and one office in Manchester. The two offices in the UK serve as research and development and operations centers. The lease for the office of Farnborough will expire in October 2023 and the lease for the office in Manchester will expire in March 2027. The company also has an office in Sofia Bulgaria, where it employs its antenna development team. The lease for the office in Bulgaria included two agreements which will expire in May 2024.

a.	Extension and cancellation options

The Company has lease agreements that include extension options. These options give the company flexibility in managing the lease transactions and adjustment to the company’s business needs.

The Company exercises significant discretion in examining whether it is reasonably certain that the extension options will be exercised.

NOTE 7 — LEASE LIABILITIES AND RIGHT OF USE ASSETS: (continued)

The company included as part of the lease period also the exercise of the extension options existing in the agreements, for assets in which the company expects to exercise the option.

There are no extension options in vehicle lease agreements.

The Company also has certain leases of office facilities with lease terms of 12 months or less. The Company applies the exemption to the recognition of ‘short-term leases’ to these leases.

b.	The following is a list of the carried values of the lease assets recognized and the transactions during the period:

	Buildings	Cars	Total
Cost
January 1, 2021	4,743	214	4,957
Additions	670	—	670
Disposals	(119)	(132)	(251)
December 31, 2021	5,294	82	5,376
Depreciation
January 1, 2021	(1,126)	(134)	(1,260)
Additions	(1,148)	(69)	(1,217)
Disposals	119	129	248
December 31, 2021	(2,155)	(74)	(2,229)
Net Book value December 31, 2021	3,139	8	3,147

	Buildings	Cars	Total
Cost
January 1, 2020	3,445	211	3,656
Additions	1,923	3	1,926
Disposals	(625)	—	(625)
December 31, 2020	4,743	214	4,957
Depreciation
January 1, 2020	(798)	(67)	(865)
Additions	(953)	(67)	(1,020)
Disposals	625	—	625
December 31, 2020	(1,126)	(134)	(1,260)
Net Book value December 31, 2020	3,617	80	3,697

c.	Details regarding lease transactions

	For the year ended
	December 31, 2021	December 31, 2020
Interest expenses in respect of lease liabilities	547	386
Lease principal payments during the year	1,191	975